Stock Compensation	9 Months Ended	12 Months Ended
	Mar. 26, 2016	Jun. 27, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

12.    Stock Compensation

Performance Food Group Company provides compensation benefits to employees and non-employee directors not employed by our Sponsors under several share based payment arrangements.

The Performance Food Group Company 2007 Management Option Plan (the “2007 Option Plan”)

The 2007 Option Plan allows for the granting of awards to current and future employees, officers, directors, consultants, and advisors of the Company or its affiliates in the form of nonqualified options. The 2007 Option Plan is designed to promote the long-term growth and profitability of the Company by providing employees and consultants who are or will be involved in the Company’s growth with an opportunity to acquire an ownership interest in the Company, thereby encouraging them to contribute to and participate in the success of the Company. The terms and conditions of awards granted under the 2007 Option Plan are determined by the Board of Directors. There are 6,445,982 shares of common stock reserved for issuances under the 2007 Option Plan.

Each of the employee awards under the 2007 Option Plan is divided into three equal portions. Tranche I options are subject to time vesting. Tranche II and Tranche III options are subject to both time and performance vesting, including performance criteria based on the internal rate of return and sponsor cash inflows as outlined in the 2007 Option Plan. Prior to the amendment discussed below, the Company’s assessment of the performance criteria indicated that satisfaction of the performance criteria was not probable and therefore, no compensation expense had been recognized on Tranche II and Tranche III options.

The 2007 Option Plan had repurchase rights that generally allowed the Company to repurchase shares, at the current fair value following a participant’s retirement or a participant’s termination of employment by the Company other than for “cause” and at the lower of the original exercise price or current fair value following any termination of employment by the Company for “cause,” resignation of the participant, or in the event a participant resigns because of retirement and subsequently breaches the non-competition or non-solicitation covenant within one year of such participant’s termination. Because of the existence of the repurchase rights, the weighted average service period had exceeded the contractual term of the options. However, the repurchase option feature of this plan terminated upon the date of our IPO. Therefore, the Company’s management determined that the requisite service period should be reduced from 10.7 years to the 5 year service vesting period. As a result, compensation costs of $3.8 million were recorded in the nine-month period of fiscal 2016 related to this change for Tranche I awards.

On July 30, 2015, the Company approved amendments to the 2007 Option Plan to modify the vesting terms of all of the Tranche II and Tranche III options granted pursuant to the 2007 Option Plan. These options will continue to vest based on a combination of time and performance vesting conditions. The time-based vesting condition did not change and will continue to be satisfied with respect to 20% of the shares underlying these options annually, based on the participant’s continued employment with the Company. The performance-based vesting condition was reduced to reflect changes in the macro-economic conditions following the 2008 recession.

In addition, as part of the amendments to the 2007 Option Plan, the Company further evaluated its outstanding options, and in light of the concern that the Tranche II and III options had performance targets that may not be met before the expiration of such options, individuals holding these unvested time and performance-vesting options were allowed the right to exercise such options into restricted shares of the Company’s common stock and to receive a new grant of time and performance-vesting options. On September 30, 2015, 3.73 million options were exchanged for 2.27 million restricted shares and 1.46 million new options. In the second quarter of fiscal 2016, the Company separately granted approximately 134,000 new option awards under the 2007 Option Plan.

Based on management’s assessment of the probability associated with the underlying conditions of the amended Tranche II and III awards, the Company believes that, following the amendments, there is a reasonable possibility that the performance targets could be met. The Company engaged an unrelated specialist to assist in the process of determining the fair value based measure of the modified award. Based on management’s evaluation, the estimate of the possible future compensation expense is approximately $40 million of which approximately $25 million is being recognized over the next four years. The remaining $15 million of compensation expense will be recognized when the Company concludes that it is probable that certain performance conditions will be met.

In total, compensation cost that has been charged against income for the Company’s 2007 Option Plan was $11.0 million for the nine-month period ended March 26, 2016, and it is included within operating expenses in the consolidated statement of operations. The total compensation cost that has been charged against income for the Company’s 2007 Option Plan was $0.9 million for the nine-month period ended March 28, 2015, and it is included within operating expenses in the consolidated statement of operations. The total unrecognized compensation cost the Company has concluded that is probable under the 2007 Option Plan is $20.8 million as of March 26, 2016.

The Performance Food Group Company 2015 Omnibus Incentive Plan (the “2015 Incentive Plan”)

In July 2015, the Company approved the 2015 Incentive Plan. The 2015 Incentive Plan allows for the granting of awards to current employees, officers, directors, consultants, and advisors of the Company. Similar to the 2007 Option Plan, the 2015 Incentive Plan is designed to promote the long-term growth and profitability of the Company by providing employees and consultants who are or will be involved in the Company’s growth with an opportunity to acquire an ownership interest in the Company, thereby encouraging them to contribute to and participate in the success of the Company. The terms and conditions of awards granted under the 2015 Option Plan are determined by the Board of Directors.

There are 4,850,000 shares of common stock reserved for issuance under the 2015 Incentive Plan, including non-qualified stock options and incentive stock options, stock appreciation rights, restricted shares, and other equity based or cash-based awards. In connection with the IPO, the Company granted approximately 144,000 time-vesting options, 525,000 shares of time-vesting restricted stock, and 144,000 shares of performance-vesting restricted stock to employees. In addition, the Company granted approximately 20,000 restricted stock units to certain directors. There are also approximately 268,000 restricted stock units outstanding under the 2015 Plan granted to another executive. The compensation cost that has been charged against income for the Company’s 2015 Incentive Plan was $2.6 million for the nine-month period ended March 26, 2016, and it is included within operating expenses in the consolidated statement of operations. Total unrecognized compensation cost for all awards under the 2015 Incentive Plan is $14.7 million as of March 26, 2016.

18.    Stock Compensation

The Performance Food Group Company 2007 Management Option Plan (the “2007 Option Plan”) allows for the granting of awards to current and future employees, officers, directors, consultants, and advisors, of the Company or its affiliates in the form of nonqualified options. The 2007 Option Plan is designed to promote long-term growth and profitability of the Company by providing employees and consultants who are or will be involved in the Company’s growth with an opportunity to acquire an ownership interest in the Company, thereby encouraging them to contribute to and participate in the success of the Company. The terms and conditions of awards granted under the 2007 Option Plan are determined by the Board of Directors. All current awards have a contractual term of ten years.

The 2007 Option Plan has repurchase rights that generally allow the Company to repurchase shares, at the current fair value following a participant’s retirement or a participant’s termination of employment by the Company other than for “cause” and at the lower of the original exercise price or current fair value following any termination of employment by the Company for “cause,” resignation of the participant, or in the event a participant resigns due to retirement and subsequently breaches the non-competition or non-solicitation covenant within one year of such participant’s termination. There are 6,445,982 shares of Class B non-voting stock reserved for issuance under the 2007 Option Plan and 367,183 options available for issuance as of June 27, 2015.

Each of the employee awards under the 2007 Option Plan is divided into three equal portions, with each such portion exercisable for one-third of the grant. Tranche I options are subject to time vesting. Tranche II and Tranche III options are both time and performance vesting, including performance criteria based on the internal rate of return and sponsor cash inflows as outlined in the 2007 Option Plan. The Company’s assessment of the performance criteria indicate that satisfaction of the performance criteria is not probable and therefore, no compensation expense has been recognized to date on Tranche II and Tranche III options.

The Tranche I compensation cost that has been charged against income for the Company’s 2007 Incentive Plan was $1.0 million, $0.7 million and $1.1 million for fiscal 2015, fiscal 2014, and fiscal 2013, respectively, and it is included within operating expenses in the consolidated statement of operations. These costs relate to the service condition component of the awards and are being recognized on a straight-line basis. The Company recorded no tax benefit nor incurred an impact on its cash flows related to compensation cost on share-based payment arrangements for the year ended June 27, 2015. The total remaining unrecognized compensation cost was $4.9 million as of June 27, 2015 and is expected to be recognized over a weighted average period of 10.7 years. Because of the existence of the repurchase rights, the weighted average service period exceeds the contractual term of the options.

The weighted average fair value of options granted during fiscal 2015, fiscal 2014, and fiscal 2013 was $4.27, $3.40, and $2.37, respectively. The weighted average fair value of all outstanding options granted for the life of the Plan was $5.40. The Black-Scholes option pricing model was used with the following weighted average assumptions:

	For the fiscal year ended June 27, 2015	For the fiscal year ended June 28, 2014	For the fiscal year ended June 29, 2013
Risk-free interest rate	2.11%	2.76%	1.74%
Dividend yield	4.13%	4.88%	2.83%
Expected volatility factor	37.00%	38.00%	29.70%
Expected option term (in years)	10	10	10

The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company assumed a dividend yield for all current year grants based on the historical payment of its dividend over prior fiscal years. Expected volatility is based on the expected volatilities of comparable peer companies that are publicly traded for similar option terms. The expected term represents the period of time that options granted are expected to be outstanding. The expected option term for the 2007 Option Plan is the contractual term since the weighted average requisite service period exceeds the contractual term.

A summary of the Company’s stock option activity for fiscal 2015, fiscal 2014, and fiscal 2013 is as follows:

	Number of Options	Weighted Average Exercise Price(1)
Options outstanding as of June 30, 2012	5,693,051	$6.72
Options granted	271,600	$12.43
Options exercised	(1,213)	$7.67
Options forfeited	(145,291)	$7.40

Options outstanding as of June 29, 2013	5,818,147	$6.97

Options granted	172,239	$14.04
Options exercised	(8,439)	$7.07
Options forfeited	(169,704)	$8.12

Options outstanding as of June 28, 2014	5,812,243	$7.15

Options granted	353,794	$16.76
Options exercised	(4,850)	$7.67
Options forfeited	(100,777)	$10.43

Options outstanding as of June 27, 2015	6,060,410	$7.67

(1)	Weighted average exercise price has been adjusted retroactively to reflect the reduction in the exercise price for dividends paid subsequent to grant date.

There were 2.1 million options vested or expected to vest as of June 27, 2015 at a weighted average price of $7.67 per share. There were 1.8 million options exercisable as of June 27, 2015 at a weighted average price of $6.78 per share. The remaining contractual life of the options outstanding as of June 27, 2015 was 4.20 years.

Subsequent to June 27, 2015, the Company approved amendments to the 2007 Stock Option Plan to modify the vesting terms of all of the time and performance-vesting options granted pursuant to the 2007 Stock Option Plan. These time and performance vesting options will continue to vest based on a combination of time and performance vesting conditions. The time-based vesting condition did not change and will continue to be satisfied with respect to 20% of the shares underlying these options annually, based on the participant’s continued employment with the company. The performance-based vesting condition was reduced to reflect changes in the food industry environment since the plan was adopted. In addition as part of the amendments to the 2007 Stock Option Plan, the Company further evaluated our outstanding options and in light of the fact that certain grants of options have performance targets that may not be met before the expiration of such options, individuals holding unvested time and performance-vesting options will be allowed the right to exercise such options into restricted shares of our common stock and receive a new grant of time and performance-vesting options to purchase shares of our common stock.

Based on management’s assessment of probability associated with the underlying conditions of the awards, the Company believes that, following the amendments, there is a reasonable possibility that the performance targets could be met. Therefore, the Company engaged an unrelated specialist to assist in the process of determining the fair value based measure of the modified award. Based on management’s initial evaluation, the preliminary estimate of the possible future compensation expense is approximately $40 million. The expense will be recognized in the next four years when the Company concludes that it is probable that the performance metrics will be met.

On August 28, 2015, the Company effected a 0.485-for-one reverse stock split to stockholders of record as of August 28, 2015. All share and per share information has been retroactively adjusted to reflect the reverse stock split of the Company’s common stock.